Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2012	$137,571
2013	62,272
2014	58,399
Total minimum payments	$258,242

Schedule of Future Minimum Royalty Payments [Table Text Block]
Years Ending December 31,
2012	70,000
2013	95,000
2014	95,000
2015	95,000
2016	95,000
Thereafter	1,010,000
$1,460,000